Noncontrolling Interests (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Noncontrolling Interest Items [Abstract]
Schedule of Stockholders Equity [Table Text Block]

	Three Months Ended March 31, 2012
		W. P. Carey	Noncontrolling
	Total Equity	Members	Interests
Balance - beginning of period	$716,402	$682,581	$33,821
Shares issued	4,249	4,249	-
Contributions	750	-	750
Redemption value adjustment	(79)	(79)	-
Net income (loss)	11,712	12,290	(578)
Stock-based compensation expense	5,261	5,261	-
Windfall tax benefit - share incentive plans	4,597	4,597	-
Distributions	(23,511)	(23,330)	(181)
Change in other comprehensive income	2,914	2,531	383
Shares repurchased	(4,305)	(4,305)	-
Balance - end of period	$717,990	$683,795	$34,195

	Three Months Ended March 31, 2011
		W. P. Carey	Noncontrolling
	Total Equity	Members	Interests
Balance - beginning of period	$665,474	$625,013	$40,461
Contributions	617	-	617
Redemption value adjustment	691	691	-
Net income (loss)	23,013	23,343	(330)
Stock-based compensation expense	2,451	2,451	-
Windfall tax benefit - share incentive plans	293	293	-
Distributions	(21,305)	(20,418)	(887)
Change in other comprehensive income	6,675	5,764	911
Shares repurchased	(2,860)	(2,860)	-
Balance - end of period	$675,049	$634,277	$40,772

Redeemable Noncontrolling Interest [Table Text Block]

	Three Months Ended March 31,
	2012	2011
Balance - beginning of period	$7,700	$7,546
Redemption value adjustment	79	(691)
Net (loss) income	(43)	603
Distributions	(816)	(545)
Change in other comprehensive income	9	7
Balance - end of period	$6,929	$6,920

	Years Ended December 31,
	2011	2010	2009
Beginning balance	$7,546	$7,692	$18,085
Redemption value adjustment	(455)	(471)	6,773
Net income	1,923	1,293	2,258
Distributions	(1,309)	(956)	(4,056)
Purchase of noncontrolling interests	-	-	(15,380)
Change in other comprehensive (loss) income	(5)	(12)	12
Ending balance	$7,700	$7,546	$7,692